Voyage Expenses	12 Months Ended
Dec. 31, 2024
Voyage Expenses
Voyage Expenses
10.	Voyage Expenses

Voyage expenses are analyzed as follows:

For the year ended December 31,	2024	2023	2022
Port expenses	34,691,410	30,385,334	17,962,872
Bunkers	88,717,067	76,215,708	55,671,538
Other voyage expenses	3,787,828	2,958,197	451,811
Total	127,196,305	109,559,239	74,086,221